Pension And Postretirement Benefits (Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - Pension Plan, Defined Benefit [Member] - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 1,926	$ 269
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,906	257
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 1,684	$ 92